SCHEDULE OF DISAGGREGATES OF REVENUE (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Disaggregation of Revenue [Line Items]
Total	$ 18,018,674	¥ 124,292,811	¥ 102,175,246
Engineering Solutions of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total	17,434,699	120,264,552	97,860,980
Operation and Maintenance of Intelligent Projects [Member]
Disaggregation of Revenue [Line Items]
Total	533,833	3,682,377	4,303,976
Sales of Equipment and Materials of Intelligent Systems [Member]
Disaggregation of Revenue [Line Items]
Total	$ 50,142	¥ 345,882	¥ 10,290